SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from Contract with Customer [Abstract]
Contract assets	$ 8,192	¥ 57,290	¥ 27,752	¥ 26,107
Contract liabilities	$ 42,825	¥ 299,483	¥ 306,112	¥ 363,228	¥ 359,801